Leases (Tables)	12 Months Ended
Dec. 31, 2020
LEASES [Abstract]
Recognition of lease expenses
	Dry Bulk Vessel Operations December 31, 2020	Dry Bulk Vessel Operations December 31, 2019	Logistics Business December 31, 2020	Logistics Business December 31, 2019	Total December 31, 2020	Total December 31, 2019
Operating lease assets
Charter-in contracts (1)	$219,574	$255,153	$—	$—	$219,574	$255,153
Land lease agreements	—	—	7,878	7,660	7,878	7,660
Office lease agreements	—	—	510	1,192	510	1,192
Total	$219,574	$255,153	$8,388	$8,852	$227,962	$264,005
Operating lease liabilities, current portion
Charter-in contracts	$81,276	$86,636	$—	$—	$81,276	$86,636
Land lease agreements	—	—	(199)	(218)	(199)	(218)
Office lease agreements	—	—	338	685	338	685
Total	$81,276	$86,636	$139	$467	$81,415	$87,103
Operating lease liabilities, net of current portion
Charter-in contracts	$185,092	$217,932	$—	$—	$185,092	$217,932
Land lease agreements	—	—	8,077	7,878	8,077	7,878
Office lease agreements	—	—	181	519	181	519
Total	$185,092	$217,932	$8,258	$8,397	$193,350	$226,329

(1)Based on the net present value of the remaining charter-in and rental payments for existing operating leases

Company’s lease expense
	Dry Bulk Vessel Operations Year Ended December 31, 2020	Logistics Business Year Ended December 31, 2020	Total
Lease expense for charter-in contracts	$94,545	$6,587	$101,132
Lease expense for land lease agreements	—	564	564
Lease expense for office lease agreements	—	600	600
Total	$94,545	$7,751	$102,296

	Dry Bulk Vessel Operations Year Ended December 31, 2019	Logistics Business Year Ended December 31, 2019	Total
Lease expense for charter-in contracts	$117,562	$3,865	$121,427
Lease expense for land lease agreements	—	552	552
Lease expense for office lease agreements	1,825	676	2,501
Total	$119,387	$5,093	$124,480

	Dry Bulk Vessel Operations Year Ended December 31, 2018	Logistics Business Year Ended December 31, 2018	Total
Lease expense for charter-in contracts	$131,438	$114	$131,552
Lease expense for land lease agreements	—	344	344
Lease expense for office lease agreements	2,174	702	2,876
Total	$133,612	$1,160	$134,772

Total amount of lease payments on an undiscounted basis
	Charter-in vessels in operation	Land Leases	Office space
December 31, 2021	$100,690	$556	$356
December 31, 2022	63,995	556	101
December 31, 2023	54,148	556	81
December 31, 2024	39,788	556	—
December 31, 2025	19,076	556	—
December 31, 2026 and thereafter	45,934	22,446	—
Total	$323,631	$25,226	$538
Operating lease liabilities, including current portion	$266,367	$7,878	$519
Discount based on incremental borrowing rate	$57,264	$17,348	$19

Chartered-out vessels, barges and pushboats

	Dry bulk vessels	Logistics business
2021	36,850	119,181
2022	—	95,041
2023	—	82,671
2024	—	71,458
2025	—	71,427
2026 and thereafter	—	583,645
Total minimum revenue, net of commissions	$36,850	$1,023,423